JNL VARIABLE FUND III LLC

                               SEMI-ANNUAL REPORT



                                  JUNE 30, 2000

JNL/FIRST TRUST THE DOW TARGET 10 SERIES
FINANCIAL STATEMENTS (UNAUDITED)
(in thousands, except net asset value per share)


Statement of Assets and Liabilities
June 30, 2000

ASSETS
Investments (cost $1,392) ..................   $    1,229
Receivable:
  Dividends and interest ...................            4
                                             ---------------
TOTAL ASSETS ...............................        1,233
                                             ---------------

LIABILITIES
Payables:
  Advisory fees ............................            1
   Fund shares redeemed ....................            2
                                             ---------------
TOTAL LIABILITIES ..........................            3
                                             ---------------

NET ASSETS .................................   $    1,230
                                             ===============

NET ASSETS CONSIST OF:
Paid-in capital ............................   $    1,508
Undistributed net investment income ........           27
Accumulated net realized loss on ...........         (142)
investments
Net unrealized depreciation on investments .         (163)
                                             ===============
                                               $    1,230
                                             ===============

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED ..............          159
                                             ===============

NET ASSET VALUE PER SHARE ..................    $    7.74
                                             ===============



Statement of Operations
For the Six Months Ended June 30, 2000

INVESTMENT INCOME
  Dividends ................................     $     18
  Interest .................................            4
                                             ---------------
TOTAL INVESTMENT INCOME ....................           22
                                             ---------------

EXPENSES
  Advisory fees ............................            4
  Administrative fees ......................            1
                                             ---------------
TOTAL EXPENSES .............................            5
                                             ---------------
NET INVESTMENT INCOME ......................           17
                                             ---------------

REALIZED AND UNREALIZED LOSSES
  Net realized loss on investments .........           (3)
  Net change in unrealized depreciation
    on investments .........................         (153)
                                             ---------------
NET REALIZED AND UNREALIZED LOSS ...........         (156)
                                             ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .     $   (139)
                                             ===============


                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES

Statements of Changes in Net Assets (Unaudited)
(in thousands)



                                                                                                                  PERIOD FROM
                                                                                                   SIX MONTHS      AUGUST 16,
                                                                                                     ENDED          1999* TO
                                                                                                    JUNE 30,      DECEMBER 31,
                                                                                                      2000            1999
                                                                                                  --------------  --------------

OPERATIONS
  Net investment income ........................................................                     $     17        $     10
   Net realized loss on investments ............................................                           (3)           (139)
   Net change in unrealized depreciation on investments ........................                         (153)            (10)
                                                                                                  --------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................................                         (139)           (139)
                                                                                                  --------------  --------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares .............................................                        1,119           1,420
  Cost of shares redeemed ......................................................                         (125)           (906)
                                                                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .............................                          994             514
                                                                                                  --------------  --------------

NET INCREASE IN NET ASSETS .....................................................                          855             375

NET ASSETS BEGINNING OF PERIOD .................................................                          375               -
                                                                                                  --------------  --------------

NET ASSETS END OF PERIOD                                                                             $  1,230        $    375
                                                                                                  ==============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME ............................................                     $     27        $     10
                                                                                                  ==============  ==============


   (1)SHARE TRANSACTIONs:

     Shares sold ...............................................................                             132             146
     Shares redeemed ...........................................................                             (15)           (104)
                                                                                                    ---------------  --------------
     Net increase ..............................................................                             117              42
                                                                                                    ===============  ==============


   PURCHASES  AND  SALES  OF   INVESTMENT   SECURITIES
     (EXCLUDING   SHORT-TERM SECURITIES):

     Purchases of securities ...................................................                       $    961       $   1,396
     Proceeds from sales of securities .........................................                             17             875


--------------------------------------------------------------------------------
  *     Commencement of operations.


                     See notes to the financial statements.

JNL/FIRST TRUST THE DOW TARGET 10 SERIES

Financial Highlights (Unaudited)


                                                                                                                  PERIOD FROM
                                                                                                 SIX MONTHS       AUGUST 16,
                                                                                                    ENDED          1999* TO
                                                                                                  JUNE 30,       DECEMBER 31,
                                                                                                    2000             1999
                                                                                               ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................               $        8.93     $      10.00
                                                                                               ---------------- ----------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss) .................................................                       (0.07)            0.24
  Net realized and unrealized losses on investments ............................                       (1.12)           (1.31)
                                                                                               ---------------- ----------------
  Total loss from operations ...................................................                       (1.19)           (1.07)
                                                                                               ---------------- ----------------


NET ASSET VALUE, END OF PERIOD .................................................               $        7.74     $      8.93
                                                                                               ================ ================

TOTAL RETURN (A) ...............................................................                    (13.33)%         (10.70)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                  $    1,230         $    375
  Ratio of expenses to average net assets (b) ..................................                       0.85%            0.85%
  Ratio of net investment income to average net assets (b) .....................                       3.12%            2.58%
  Portfolio turnover ...........................................................                       1.65%          112.42%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.


                     See notes to the financial statements.

                    JNL/FIRST TRUST THE DOW TARGET 10 SERIES

                       Schedule of Investments (Unaudited)
                                  June 30, 2000

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

COMMON STOCKS - 94.5%

AUTO MANUFACTURERS - 11.2%
   General Motors Corp.                   2,368    $       137

AUTO PARTS & EQUIPMENT - 4.3%
   Goodyear Tire & Rubber Co.             2,634            53

BANKS - 10.0%
   J.P. Morgan & Co. Inc.                 1,118           123

CHEMICALS - 8.0%
   E.I. du Pont de Nemours & Co.          2,234            98

MACHINERY - 6.8%
   Caterpillar Inc.                       2,485            84

MANUFACTURING - 22.3%
   Eastman Kodak Co.                      2,187           130
   Minnesota Mining & Manufacturing       1,744           144
   Co.
                                                 --------------
                                                          274

OIL & GAS PRODUCERS - 23.8%
   Chevron Corp.                          1,615           137
   Exxon Mobil Corp.                      1,972           155
                                                 --------------
                                                          292

TOBACCO - 8.1%
   Philip Morris Cos. Inc.                3,770           100
                                                 --------------

     Total Common Stocks
       (cost $1,324)                                    1,161
                                                 --------------

                                     SHARES OR      MARKET
                                     PRINCIPAL      VALUE
                                      AMOUNT       (000'S)
---------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.5%

MONEY MARKET FUNDS - 5.5%
   Dreyfus Cash Management Plus,
     6.51%  (a)                          63,133     $      63
   Dreyfus Government Cash
   Management,                            4,851             5
     6.25% (a)
                                                 --------------

     Total Short Term Investments
       (cost $68)                                          68
                                                 --------------

TOTAL INVESTMENTS - 100%
   (cost $1,392)                                   $    1,229
                                                 ==============




--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Variable Fund III LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of the JNL/First Trust The Dow Target 10 Series, which is subadvised by First Trust Advisors L.P. ("First Trust"). The shares of the Fund are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

     Jackson  National  Financial   Services,   LLC  ("JNFS"),   a  wholly-owned
subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for this Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     REPURCHASE AGREEMENTS -- The Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by the Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

     FEDERAL INCOME TAXES -- The JNL Variable Fund III LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-III. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

--------------------------------------------------------------------------------
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Series has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. The Series pays JNFS a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of the Series as follows:

     ASSETS                         FEES
     $0 to $500 million             .75%
     $500 million to $1 billion     .70%
     Over $1 billion                .65%

     As compensation for their services, the subadviser, First Trust, receives a fee from JNFS, calculated on the basis of the average daily net assets of the Series as follows:

     ASSETS                         FEES
     $0 to $500 million             .35%
     $500 million to $1 billion     .30%
     Over $1 billion                .25%

     ADMINISTRATIVE FEE -- In addition to the investment advisory fee, the Series pays to JNFS an Administrative Fee of .10% of the average daily net assets. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operations of the Series. In accordance with the agreement, JNFS is responsible for the payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of the Series. The Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.